Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 96.74%
ASSET-BACKED SECURITIES — 17.75%**
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.64% 10/17/34
1,2,3
$ 70,000 $ 65,792
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.80% 01/21/32
1,2,3
45,000 43,310
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
1
100,000 99,734
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.31% 10/25/34
1,2,3
180,000 173,536
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.35% 03/15/52
1,4
251,288 10,557
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
140,000 122,618
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68% 03/02/46
1,2,3,5,6
419,900 47,472
Dryden 85 CLO Ltd.,
Series 2020-85A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.19% 10/15/35
1,2,3
150,000 144,812
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
2.21% 10/15/34
1,2,3
90,000 86,945
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
1
162,000 150,706
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
63,489 62,039
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.53%)
2.89% 08/05/33
1,2,3
90,000 86,838
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class A
3.29% 09/25/46
1,4
41,878 40,380
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
HPS Loan Management Ltd.
Series 10A-16, Class A1RR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.20% 04/20/34
1,2,3
$ 85,000 $ 82,338
KGS-Alpha SBA COOF Trust,
Series 2015-1, Class A (IO)
1.66% 10/25/35
1,4
1,272,707 30,823
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-1A, Class 1A
(LIBOR USD 1-Month plus 0.25%)
1.87% 03/25/37
1,2
54,479 53,950
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.17% 07/17/35
1,2,3
85,000 81,706
OCP CLO Ltd.,
Series 2021-21A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.76% 07/20/34
1,2,3
50,000 47,238
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
2.15% 02/24/37
1,2,3
150,000 145,901
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.81% 01/20/34
1,2,3
40,000 37,934
Progress Residential Trust,
Series 2019-SFR4, Class F
3.68% 10/17/36
1
161,000 155,390
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
1
170,000 146,067
Rockford Tower CLO Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
2.71% 07/20/34
1,2,3
75,000 70,763
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
69,473 63,958
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
1.70% 08/15/31
2
117,215 108,543
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
1.93% 10/27/70
2
215,000 196,674

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 01/25/83
2
$ 340,000 $ 307,492
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 04/26/83
2
340,000 313,150
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 04/25/73
2
340,000 333,288
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/25/73
2
235,000 232,803
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
340,000 318,435
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
1,3,4
250,000 216,045
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
263,300 272,593
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
290,963 311,480
TRESTLES CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
2.23% 10/20/34
1,2,3
90,000 87,144
Tricon American Homes Trust,
Series 2017-SFR2, Class E
4.22% 01/17/36
1
150,000 148,171
Tricon American Homes,
Series 2020-SFR1, Class D
2.55% 07/17/38
1
133,000 122,600
Total Asset-Backed Securities
(Cost $5,594,682) 5,019,225
CORPORATES — 33.46%*
Banking — 6.08%
Bank of America Corp.
2.30% 07/21/32
4
60,000 48,513
2.57% 10/20/32
4
5,000 4,129
2.69% 04/22/32
4
10,000 8,407
3.00% 12/20/23
4
20,000 19,940
3.37% 01/23/26
4
110,000 106,538
3.42% 12/20/28
4
35,000 32,614
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
30,000 23,950
2.09% 06/14/29
4
55,000 47,173
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
3.97% 02/07/30
4
$ 25,000 $ 23,645
Bank of America Corp.,
Series N
1.66% 03/11/27
4
60,000 53,882
Bank of America Corp.,
Series RR
4.38%
4,7
15,000 12,460
Comerica, Inc.
5.63%
4,7
45,000 44,662
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
30,000 25,835
2.19% 06/05/26
1,3,4
105,000 95,323
2.59% 09/11/25
1,3,4
5,000 4,736
3.09% 05/14/32
1,3,4
5,000 4,007
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,4
45,000 40,642
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
25,000 21,998
2.01% 09/22/28
3,4
115,000 98,472
2.80% 05/24/32
3,4
30,000 24,677
3.80% 03/11/25
3,4
5,000 4,934
4.29% 09/12/26
3,4
10,000 9,791
JPMorgan Chase & Co.
0.97% 06/23/25
4
90,000 84,232
1.58% 04/22/27
4
55,000 49,107
2.01% 03/13/26
4
85,000 79,599
2.58% 04/22/32
4
50,000 42,135
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,4
140,000 139,621
Macquarie Group Ltd.
(Australia)
2.69% 06/23/32
1,3,4
30,000 24,253
2.87% 01/14/33
1,3,4
95,000 77,591
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
55,000 54,469
Santander UK Group Holdings PLC
(United Kingdom)
1.53% 08/21/26
3,4
35,000 31,384
1.67% 06/14/27
3,4
50,000 43,736
4.80% 11/15/24
3,4
65,000 65,036
U.S. Bancorp
3.70%
4,7
15,000 11,579
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
75,000 67,224
3.35% 03/02/33
4
165,000 146,755
3.53% 03/24/28
4
50,000 47,460
1,720,509

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 4.91%
AT&T, Inc.
2.55% 12/01/33 $ 93,000 $ 75,836
3.80% 12/01/57 136,000 105,942
4.75% 05/15/46 15,000 13,917
Cable One, Inc.
4.00% 11/15/30
1
37,000 30,495
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.25% 01/15/34
1
88,000 68,286
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 40,000 33,884
Cogent Communications Group, Inc.
7.00% 06/15/27
1
14,000 13,405
CommScope, Inc.
4.75% 09/01/29
1
24,000 19,458
CSC Holdings LLC
4.13% 12/01/30
1
30,000 23,416
5.38% 02/01/28
1
5,000 4,338
6.50% 02/01/29
1
12,000 10,861
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
85,000 21,356
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
1
30,000 25,638
Gray Escrow II, Inc.
5.38% 11/15/31
1
15,000 12,029
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
48,000 39,707
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6
38,000 —
9.75% 07/15/25
†,1,3,5,6,8,9
71,000 —
Level 3 Financing, Inc.
3.40% 03/01/27
1
10,000 8,704
3.88% 11/15/29
1
60,000 49,672
Lumen Technologies, Inc.
4.00% 02/15/27
1
24,000 20,314
5.38% 06/15/29
1
42,000 33,361
National CineMedia LLC
5.88% 04/15/28
1
49,000 34,671
Qwest Corp.
7.25% 09/15/25 70,000 72,363
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
200,000 170,856
Sirius XM Radio, Inc.
3.88% 09/01/31
1
33,000 26,340
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
130,625 130,745
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
1,3
25,000 23,781
Time Warner Cable LLC
5.50% 09/01/41 100,000 87,462
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
5.88% 11/15/40 $ 10,000 $ 9,220
T-Mobile USA, Inc.
2.25% 02/15/26 66,000 59,715
2.55% 02/15/31 10,000 8,425
2.63% 04/15/26 38,000 34,519
3.88% 04/15/30 35,000 32,697
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
1,3
20,000 17,923
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
30,000 24,199
Vodafone Group PLC
(United Kingdom)
4.88% 06/19/49
3
48,000 44,071
1,387,606
Consumer Discretionary — 1.60%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 15,000 14,444
4.90% 02/01/46 65,000 61,215
BAT Capital Corp.
2.73% 03/25/31 25,000 19,768
4.39% 08/15/37 20,000 15,897
4.54% 08/15/47 75,000 55,121
5.65% 03/16/52 25,000 21,487
Constellation Brands, Inc.
4.35% 05/09/27 40,000 39,776
Edgewell Personal Care Co.
5.50% 06/01/28
1
32,000 29,320
Everi Holdings, Inc.
5.00% 07/15/29
1
30,000 25,725
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
25,000 24,210
Magallanes, Inc.
4.28% 03/15/32
1
15,000 13,409
5.05% 03/15/42
1
70,000 59,600
5.14% 03/15/52
1
85,000 71,471
451,443
Consumer Products — 0.14%
Spectrum Brands, Inc.
5.00% 10/01/29
1
45,000 39,038
Electric — 1.19%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
55,000 50,003
Entergy Texas, Inc.
3.45% 12/01/27 150,000 143,021
FirstEnergy Transmission LLC
2.87% 09/15/28
1
39,000 33,025
Jersey Central Power & Light Co.
4.70% 04/01/24
1
55,000 55,376

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
5.00% 07/15/32 $ 55,000 $ 56,356
337,781
Energy — 2.41%
Energy Transfer LP
5.40% 10/01/47 174,000 153,265
5.50% 06/01/27 3,000 3,048
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 28,000 23,732
Kinder Morgan Energy Partners LP
5.00% 08/15/42 45,000 39,509
Occidental Petroleum Corp.
0.00% 10/10/36
10
55,000 27,340
Petroleos Mexicanos
(Mexico)
6.63% 06/15/35
3
5,000 3,435
6.75% 09/21/47
3
50,000 31,048
6.95% 01/28/60
3
35,000 21,630
7.69% 01/23/50
3
10,000 6,831
Rockies Express Pipeline LLC
4.80% 05/15/30
1
100,000 83,750
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,8,9
34,545 29,536
Southern Co. Gas Capital Corp.
3.88% 11/15/25 70,000 68,793
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29 56,000 46,534
4.50% 04/30/30
1
9,000 7,283
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 35,000 31,150
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
13,500 12,878
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
18,750 16,525
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
8,550 7,982
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 32,000 29,151
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
1
45,000 39,485
682,905
Entertainment — 0.14%
Cinemark USA, Inc.
5.25% 07/15/28
1
32,000 25,777
Live Nation Entertainment, Inc.
4.75% 10/15/27
1
17,000 15,172
40,949
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance — 4.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
$ 75,000 $ 65,353
3.30% 01/30/32
3
25,000 19,940
Air Lease Corp.
(MTN)
2.30% 02/01/25 75,000 70,261
American Express Co.,
Series D
3.55%
4,7
15,000 12,150
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
60,000 48,961
3.25% 02/15/27
1,3
10,000 8,797
Capital One Financial Corp.
3.27% 03/01/30
4
40,000 35,480
Charles Schwab Corp. (The)
1.95% 12/01/31 45,000 36,524
5.00%
4,7
15,000 13,484
Citigroup, Inc.
1.28% 11/03/25
4
10,000 9,304
2.01% 01/25/26
4
15,000 14,068
2.57% 06/03/31
4
45,000 37,865
3.06% 01/25/33
4
55,000 46,753
3.11% 04/08/26
4
25,000 24,051
3.35% 04/24/25
4
5,000 4,902
3.79% 03/17/33
4
45,000 40,691
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
15,000 13,924
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
30,000 28,708
1.22% 12/06/23 75,000 72,391
1.43% 03/09/27
4
10,000 8,896
1.54% 09/10/27
4
90,000 79,072
2.38% 07/21/32
4
15,000 12,157
2.65% 10/21/32
4
55,000 45,382
3.27% 09/29/25
4
15,000 14,603
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
60,000 53,394
Intercontinental Exchange, Inc.
4.60% 03/15/33 35,000 34,818
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
45,000 40,103
JPMorgan Chase & Co.
2.30% 10/15/25
4
15,000 14,311
2.55% 11/08/32
4
30,000 24,953
2.95% 02/24/28
4
20,000 18,560
Morgan Stanley
5.30% 04/20/37
4
15,000 14,568
Morgan Stanley
(GMTN)
0.79% 01/22/25
4
40,000 37,841

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
(MTN)
1.16% 10/21/25
4
$ 120,000 $ 111,334
1.93% 04/28/32
4
55,000 43,691
2.51% 10/20/32
4
5,000 4,143
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
50,000 49,883
4.36% 08/01/24
1,3,4
20,000 20,030
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
35,000 34,882
1,266,228
Food — 1.07%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
1
27,000 22,852
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
52,000 42,809
5.50% 01/15/30
1,3
25,000 23,698
6.50% 12/01/52
1,3
10,000 9,445
Kraft Heinz Foods Co.
5.00% 06/04/42 74,000 67,730
Pilgrim's Pride Corp.
3.50% 03/01/32
1
30,000 23,563
4.25% 04/15/31
1
25,000 20,881
Post Holdings, Inc.
4.63% 04/15/30
1
50,000 42,273
5.75% 03/01/27
1
14,000 13,633
Smithfield Foods, Inc.
2.63% 09/13/31
1
45,000 36,134
303,018
Gaming — 0.24%
Caesars Entertainment, Inc.
4.63% 10/15/29
1
35,000 27,345
8.13% 07/01/27
1
15,000 14,525
Penn National Gaming, Inc.
4.13% 07/01/29
1
33,000 25,430
67,300
Health Care — 3.25%
AbbVie, Inc.
3.60% 05/14/25 50,000 49,254
Amgen, Inc.
4.40% 02/22/62 15,000 13,069
Bausch Health Americas, Inc.
9.25% 04/01/26
1
7,000 5,058
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
20,000 19,055
4.38% 12/15/28
1
70,000 68,238
4.63% 06/25/38
1
35,000 31,656
Centene Corp.
2.45% 07/15/28 46,000 38,425
3.00% 10/15/30 59,000 49,052
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
CommonSpirit Health
2.78% 10/01/30 $ 40,000 $ 34,501
CVS Health Corp.
5.05% 03/25/48 70,000 67,076
Embecta Corp.
5.00% 02/15/30
1
28,000 23,733
6.75% 02/15/30
1
13,000 11,752
Encompass Health Corp.
4.50% 02/01/28 20,000 17,200
4.63% 04/01/31 32,000 26,034
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
40,000 3,450
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
30,000 25,856
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
47,000 40,903
HCA, Inc.
3.63% 03/15/32
1
20,000 16,908
4.63% 03/15/52
1
10,000 8,005
5.25% 04/15/25 12,000 12,035
5.25% 06/15/49 110,000 94,963
5.63% 09/01/28 14,000 13,816
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
35,000 28,326
Molina Healthcare, Inc.
3.88% 11/15/30
1
35,000 29,972
3.88% 05/15/32
1
40,000 33,680
Option Care Health, Inc.
4.38% 10/31/29
1
30,000 25,755
Prestige Brands, Inc.
3.75% 04/01/31
1
32,000 26,587
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
43,000 36,885
Tenet Healthcare Corp.
4.25% 06/01/29
1
30,000 25,356
6.13% 06/15/30
1
32,000 30,032
Universal Health Services, Inc.
1.65% 09/01/26
1
15,000 13,015
919,647
Industrials — 2.31%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
1
14,000 13,696
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
49,000 35,386
Artera Services LLC
9.03% 12/04/25
1
30,000 24,253
Ball Corp.
4.00% 11/15/23 30,000 29,775
Berry Global, Inc.
1.65% 01/15/27 5,000 4,381
4.88% 07/15/26
1
50,000 47,813

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Boeing Co. (The)
1.43% 02/04/24 $ 60,000 $ 57,428
4.88% 05/01/25 10,000 9,966
Energizer Holdings, Inc.
4.38% 03/31/29
1
27,000 20,864
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
1.89% 08/15/36
2
325,000 258,134
Graphic Packaging International LLC
4.88% 11/15/22 55,000 55,160
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 4,785
OT Merger Corp.
7.88% 10/15/29
1
45,000 26,285
TransDigm, Inc.
4.63% 01/15/29 32,000 25,801
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
1,3
39,000 36,946
8.50% 08/15/27
1,3
4,000 3,775
654,448
Information Technology — 0.58%
Broadcom, Inc.
4.30% 11/15/32 15,000 13,664
NCR Corp.
5.13% 04/15/29
1
37,000 31,430
5.25% 10/01/30
1
10,000 8,638
Netflix, Inc.
5.88% 02/15/25 50,000 50,901
Oracle Corp.
2.88% 03/25/31 15,000 12,365
3.80% 11/15/37 10,000 7,827
3.95% 03/25/51 54,000 39,699
164,524
Insurance — 1.33%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
1
18,000 14,242
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
1
15,000 13,386
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 30,000 24,732
Athene Global Funding
1.61% 06/29/26
1
30,000 26,162
3.21% 03/08/27
1
25,000 22,757
(SOFR Index plus 0.70%)
1.99% 05/24/24
1,2
30,000 29,159
Berkshire Hathaway Finance Corp.
3.85% 03/15/52 25,000 21,468
Brown & Brown, Inc.
4.95% 03/17/52 20,000 17,587
Farmers Exchange Capital II
6.15% 11/01/53
1,4
50,000 52,562
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.
4.12% 12/15/24
1,4
$ 75,000 $ 75,017
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
1
65,000 58,352
Willis North America, Inc.
2.95% 09/15/29 25,000 21,456
376,880
Materials — 0.36%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
30,000 24,001
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
1,3
36,000 30,351
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
26,000 21,392
Valvoline, Inc.
4.25% 02/15/30
1
30,000 25,102
100,846
Real Estate Investment Trust (REIT) — 1.68%
American Assets Trust LP
3.38% 02/01/31 30,000 25,635
American Campus Communities Operating Partnership LP
3.63% 11/15/27 50,000 49,375
3.75% 04/15/23 35,000 34,975
Brixmor Operating Partnership LP
4.05% 07/01/30 30,000 27,095
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 5,000 4,401
5.38% 04/15/26 80,000 78,440
5.75% 06/01/28 25,000 24,461
Healthcare Trust of America Holdings LP
2.00% 03/15/31 45,000 34,927
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
1
30,000 24,348
Life Storage LP
2.40% 10/15/31 35,000 27,926
LXP Industrial Trust
2.70% 09/15/30 35,000 28,785
SL Green Operating Partnership LP
3.25% 10/15/22 40,000 40,014
VICI Properties LP
5.13% 05/15/32 30,000 28,337
5.63% 05/15/52 12,000 10,948
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
5,000 4,399
3.88% 02/15/29
1
10,000 8,620
4.50% 09/01/26
1
5,000 4,613
4.50% 01/15/28
1
5,000 4,566
4.63% 06/15/25
1
5,000 4,768
5.75% 02/01/27
1
10,000 9,565
476,198

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail — 0.82%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
4.00% 10/15/30
1,3
$ 32,000 $ 25,840
Asbury Automotive Group, Inc.
5.00% 02/15/32
1
10,000 8,187
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
30,000 25,613
Dollar Tree, Inc.
4.00% 05/15/25 40,000 39,786
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
45,000 34,762
FirstCash, Inc.
5.63% 01/01/30
1
30,000 26,320
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
65,000 43,031
Papa John's International, Inc.
3.88% 09/15/29
1
33,000 27,188
230,727
Services — 0.53%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
16,000 14,372
Hertz Corp. (The)
4.63% 12/01/26
1
15,000 12,577
5.00% 12/01/29
1
30,000 23,250
Rent-A-Center, Inc.
6.38% 02/15/29
1
35,000 27,475
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
30,000 28,313
Waste Pro USA, Inc.
5.50% 02/15/26
1
48,000 42,703
148,690
Transportation — 0.34%
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 90,184 82,942
Union Pacific Corp.
3.50% 02/14/53 15,000 12,285
95,227
Total Corporates
(Cost $10,622,621) 9,463,964
FOREIGN GOVERNMENT OBLIGATIONS — 0.09%
Foreign Government Obligations — 0.09%
Airport Authority
(Hong Kong)
3.25% 01/12/52
1,3
30,000 24,555
Total Foreign Government Obligations
(Cost $29,529)
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED — 44.97%**
Non-Agency Commercial Mortgage-Backed — 7.38%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
$ 1,500,000 $ 45,176
BCRR Trust,
Series 2016-FRR3, Class E
(-1.00 X LIBOR USD 1-Month plus 18.35%)
2.74% 05/26/26
1,2
88,636 79,510
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class XA (IO)
1.49% 04/10/46
4
4,178,759 27,043
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.10% 10/10/47
4
4,030,642 69,812
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.65% 04/15/47
1,4
248,044 1,000
Commercial Mortgage Trust,
Series 2012-CR2, Class XA (IO)
1.54% 08/15/45
4
1,063,541 425
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.98% 10/15/45
4
4,645,870 1,056
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.65% 12/10/45
4
3,597,471 4,936
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
1.27% 10/10/46
4
1,696,331 17,746
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72% 02/10/37
1,4
1,667,987 23,318
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.69% 09/15/37
1,4
9,783,817 139,103
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.96% 04/15/50
4
1,685,077 27,068
CSMC,
Series 2018-SITE, Class B
4.53% 04/15/36
1
100,000 96,520
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
4.35% 12/15/22
1,2
99,776 99,372
European Loan Conduit No. 36 DAC,
Series 36A, Class E
(Ireland)
(-1.00 X 3 month Euribor plus 3.35%, 8.35% Cap)
3.35% 02/17/30
1,2,3
99,511 102,019
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XA (IO)
1.61% 02/10/46
4
3,763,665 17,227
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
1,4
940,000 7,888

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2012-GC6, Class XB (IO)
1.04% 01/10/45
1,4
$ 1,154,060 $ 21
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
2.04% 11/10/45
4
2,015,043 4,602
GS Mortgage Securities Trust,
Series 2013-GC16, Class XB (IO)
0.33% 11/10/46
4
45,024,000 114,631
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA (IO)
0.84% 09/10/47
4
2,775,333 34,265
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
1
73,719 72,612
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class XA (IO)
1.18% 11/15/45
4
7,271,146 66,935
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.67% 04/15/47 47,513 45,941
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.96% 09/15/47
4
7,818,531 105,125
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.97% 11/15/47
4
4,742,870 74,956
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
1.09% 01/15/48
4
2,600,961 46,931
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class XEF (IO)
1.87% 06/15/51
1,4
1,157,000 98,535
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.53% 12/15/47
4
1,569,708 4,290
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.20% 01/15/46
4
6,131,022 4,662
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class XA (IO)
1.02% 12/15/46
4
5,150,326 42,435
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class C
4.54% 01/05/34
1
72,000 69,021
Ladder Capital Commercial Mortgage Mortgage Trust,
Series 2013-GCP, Class XA (IO)
1.33% 02/15/36
1,4
1,442,412 73,880
Med Trust,
Series 2021-MDLN, Class G
(LIBOR USD 1-Month plus 5.25%)
6.58% 11/15/38
1,2
100,000 90,825
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class XB (IO)
0.39% 05/15/46
1,4
12,532,749 36,158
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.10% 12/15/47
4
$ 2,742,556 $ 47,738
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.78% 07/15/58
4
3,306,518 51,735
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.77% 11/15/49
4
1,289,184 60,161
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
1.98% 11/15/45
1,4
3,760,777 8,815
WF-RBS Commercial Mortgage Trust,
Series 2013-C12, Class XA (IO)
1.22% 03/15/48
1,4
4,162,134 17,973
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XB (IO)
0.60% 05/15/45
1,4
10,000,000 34,701
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.79% 06/15/46
4
2,385,358 8,270
WF-RBS Commercial Mortgage Trust,
Series 2013-C17, Class XA (IO)
1.21% 12/15/46
4
5,376,316 56,616
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class XA (IO)
1.17% 08/15/47
4
3,422,825 55,953
2,087,006
Non-Agency Mortgage-Backed — 23.28%
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
1.18% 02/25/47
2
194,254 90,219
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A3
(LIBOR USD 1-Month plus 0.14%)
1.76% 12/25/36
2
132,110 124,838
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 08/25/22)
2.57% 07/25/59
1
90,156 86,217
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
84,150 73,149
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
1,4
115,000 82,065
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86% 03/01/30
4
75,488 36,182
Credit Suisse Mortgage Capital Trust,
Series 2015-12R, Class 2A2
1.51% 11/30/37
1,4
100,000 91,868

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/22)
3.57% 02/25/37 $ 251,428 $ 164,493
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 08/25/22)
3.29% 03/25/37 862,649 362,823
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
1.73% 12/25/37
2
306,976 279,978
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
1.84% 01/25/38
2
782,414 465,699
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.72% 03/25/37
2
564,136 297,306
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
2.98% 12/25/33
1,2
120,000 107,309
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
2.78% 01/25/42
1,2
150,000 134,970
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.90% 04/19/36
4
186,385 149,582
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
(LIBOR USD 1-Month plus 0.44%)
2.06% 06/25/45
2
114,460 106,962
GSAMP Trust,
Series 2007-NC1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.77% 12/25/46
2
267,838 142,327
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
3.08% 05/25/37
4
232,130 212,461
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00% 09/25/37 247,763 200,110
Impac CMB Trust,
Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
2.24% 09/25/34
2
75,895 75,671
Impac CMB Trust,
Series 2004-6, Class 1A2
(LIBOR USD 1-Month plus 0.78%)
2.40% 10/25/34
2
104,032 101,313
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.12% 12/25/35
4
233,740 221,313
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 $ 55,639 $ 55,211
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 23,422 23,258
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 38,789 39,962
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96% 09/25/28
4
93,494 94,997
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 08/25/22)
4.22% 03/25/47 651,637 477,546
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 2,910 2,926
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
1.83% 05/25/37
2
176,165 167,295
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.66%)
2.28% 04/25/37
2,5,6
1,696,107 79,414
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
2.78% 08/25/35
2
629,458 609,370
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(LIBOR USD 1-Month plus 0.37%)
1.99% 05/25/37
2
457,855 143,143
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 88,206 86,918
Mid-State Trust XI,
Series 11, Class B
8.22% 07/15/38 5,001 5,081
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.30% 09/25/34
4
124,635 119,532
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
941,807 328,006
Morgan Stanley Mortgage Loan Trust,
Series 2007-11AR, Class 2A3
2.63% 06/25/37
4
136,377 86,779
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A4
6.99% 12/15/26 43,718 43,887

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3
6.03% 05/15/24
4
$ 66,470 $ 67,154
PRPM LLC,
Series 2021-5, Class A1 (STEP-reset date 07/25/22)
1.79% 06/25/26
1
104,721 97,439
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.59% 03/25/35
4
118,465 65,876
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(LIBOR USD 1-Month plus 0.66%)
2.28% 12/25/35
2
164,736 156,361
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.77% 09/25/34
4
108,445 106,353
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
2.72% 07/25/34
1,2
64,209 61,850
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 07/25/22)
2.24% 02/27/51
1
60,042 57,299
6,582,512
U.S. Agency Commercial Mortgage-Backed — 3.79%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.96% 07/25/39
4
441,696 11,635
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14% 07/25/33
4
535,000 48,698
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class X3 (IO)
2.36% 07/25/40
4
343,204 13
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K022, Class X3 (IO)
1.85% 08/25/40
4
5,250,000 14,129
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K023, Class X3 (IO)
1.73% 10/25/40
4
4,050,000 11,106
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K024, Class X3 (IO)
1.71% 11/25/40
4
8,000,000 20,360
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K027, Class X3 (IO)
1.76% 01/25/41
4
5,000,000 40,832
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K028, Class X3 (IO)
1.72% 06/25/41
4
2,142,000 26,795
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X3 (IO)
1.72% 07/25/41
4
$ 5,999,569 $ 74,455
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K034, Class X1 (IO)
0.17% 07/25/23
4
6,046,454 5,094
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K040, Class X3 (IO)
2.11% 11/25/42
4
1,100,000 47,136
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K047, Class X3 (IO)
1.55% 06/25/43
4
1,676,868 65,858
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K724, Class X1 (IO)
0.38% 11/25/23
4
14,430,094 42,091
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC04, Class X1 (IO)
1.41% 12/25/26
4
2,259,538 79,227
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.34% 06/25/27
4
1,983,987 71,503
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class XPT2 (IO)
0.36% 08/25/24 1,531,776 6,386
FREMF Mortgage Trust,
Series 2012-K23, Class X2A (IO)
0.13% 10/25/45
1
44,535,249 445
FREMF Mortgage Trust,
Series 2017-K66, Class X2A (IO)
0.10% 06/25/27
1
26,694,909 102,930
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10% 07/25/49
1
25,000,000 43,147
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.02% 10/16/49
4
4,477,200 256
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.29% 09/16/50
4
1,439,625 15,081
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.64% 12/16/51
4
2,220,394 31,322
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.17% 02/16/53
4
7,617,298 39,867
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.46% 04/16/53
4
5,087,808 30,655

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2013-156, Class IO (IO)
0.29% 06/16/55
4
$ 4,466,625 $ 37,484
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.04% 02/16/46
4
1,578,385 25,977
Ginnie Mae,
Series 2013-63, Class IO (IO)
0.78% 09/16/51
4
5,623,464 117,815
Ginnie Mae,
Series 2013-74, Class IO (IO)
0.56% 12/16/53
4
1,688,483 22,850
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.20% 05/16/55
4
881,407 8,371
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.94% 11/16/54
4
647,106 19,762
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.39% 10/16/56
4
545,508 10,409
1,071,689
U.S. Agency Mortgage-Backed — 10.52%
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
8.89% 05/25/23
2
131 134
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
6.35% 12/18/30
2
48,313 3,369
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
2
253 256
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
2,750 2,832
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.48% 10/25/25
2
247,713 7,450
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.58% 01/25/37
2
497,274 75,667
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.43% 11/25/36
2
613,691 72,930
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.80% 05/25/40
2
587,672 80,661
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
$ 2,002 $ 2,027
Freddie Mac REMICS,
Series 1673, Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant
Maturity 10-Year plus 19.39%, 18.31% Cap)
13.21% 02/15/24
2
10,724 11,268
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 0.15% Cap)
0.15% 08/15/36
2
7,879,721 38,318
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
4.80% 03/15/37
2
509,236 51,345
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
11.05% 11/26/23
2
6,599 6,793
UMBS (TBA)
2.00% 07/01/52 375,000 325,370
2.00% 08/01/52 150,000 130,029
2.50% 07/01/52 175,000 157,328
2.50% 08/01/52 700,000 628,487
3.00% 07/01/52 750,000 698,312
3.00% 08/01/52 175,000 163,037
3.50% 07/01/52 75,000 72,131
3.50% 08/01/52 50,000 48,019
4.00% 07/01/52 125,000 123,298
4.50% 07/01/52 275,000 276,128
2,975,189
Total Mortgage-Backed
(Cost $19,264,486) 12,716,396
MUNICIPAL BONDS — 0.47%*
California — 0.20%
California Health Facilities Financing Authority Revenue
Bonds, Series A
3.00% 08/15/51 20,000 15,956
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 15,000 12,079
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 35,000 27,181
55,216
Florida — 0.04%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86% 10/01/35 15,000 12,352

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York — 0.23%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 $ 5,000 $ 5,231
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 60,159
65,390
Total Municipal Bonds
(Cost $159,516) 132,958
Total Bonds — 96.74%
(Cost $35,670,834)
27,357,098
Issues Shares Value
COMMON STOCK — 0.28%
Communications — 0.10%
Intelsat Emergence SA
3,5,6,8
(Luxembourg) 1,041 29,408
Financials — 0.18%
AGNC Investment Corp. 4,500 49,815
Total Common Stock
(Cost $93,491) 79,223
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,8
(Luxembourg) 108 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,8
(Luxembourg) 108 —
—
Total Rights
(Cost $–) —
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 10.50%
Foreign Government Obligations — 4.04%
Japan Treasury Discount Bills,
Series 1076
(Japan)
0.00%
11
08/01/22
3
20,000,000 147,237
U.S. Treasury Bills
1.25%
11
10/13/22 1,000,000 994,626
1,141,863
Money Market Funds — 6.46%
Dreyfus Government Cash Management Fund
1.35%
12
688,000 688,000
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
12
26,079 $ 26,079
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
12
1,114,000 1,114,000
1,828,079
Total Short-Term Investments
(Cost $2,978,884) 2,969,942
Total Investments - 107.52%
(Cost $38,743,209) 30,406,263
Liabilities in Excess of Other Assets - (7.52)% (2,125,563)
Net Assets - 100.00% $ 28,280,700
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $249,788, which is 0.88% of total net assets.
7
Perpetual security with no stated maturity date.
8
Non-income producing security.
9
Security is currently in default with regard to scheduled interest or principal payments.
10
Zero coupon bond. The rate shown is the effective yield as of June 30, 2022.
11
Represents annualized yield at date of purchase.
12
Represents the current yield as of June 30, 2022.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CDO): Collateralized Debt Obligation
(CLO): Collateralized Loan Obligation
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 110,401 EUR 100,000 Citigroup Global Markets, Inc. 07/08/22 $ 5,801
USD 154,163 JPY 20,000,000 Citigroup Global Markets, Inc. 08/01/22 6,663
USD 105,964 EUR 100,000 Citigroup Global Markets, Inc. 10/07/22 660
13,124
EUR 100,000 USD 105,267 Citigroup Global Markets, Inc. 07/08/22 (667)
NET UNREALIZED APPRECIATION $ 12,457
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 23 09/30/22 $ 2,581,750 $ (19,108) $ (19,108)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 19 09/21/22 (2,420,125) 27,969 27,969
U.S. Treasury Ultra Bond 7 09/21/22 (1,080,406) 34,500 34,500
(3,500,531) 62,469 62,469
TOTAL FUTURES CONTRACTS $ (918,781) $ 43,361 $ 43,361

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 14
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/07/53
3-month USD
LIBOR Quarterly 1.74% Semi-annually $ 65 $ 14,318 $ — $ 14,318
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually 60 13,208 — 13,208
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 35 7,619 — 7,619
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 30 6,398 — 6,398
Interest Rate Swap
1
09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 70 13,867 — 13,867
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 660 (24,947) — (24,947)
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 490 (18,448) — (18,448)
Interest Rate Swap
1
07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 330 (12,183) — (12,183)
Interest Rate Swap
1
09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 830 (24,707) — (24,707)
Interest Rate Swap
1
12/07/25 1.69% Semi-annually
3-month USD
LIBOR Quarterly 795 (18,510) — (18,510)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 1,400 (27,786) — (27,786)
TOTAL SWAPS CONTRACTS $ 4,765 $ (71,171) $ — $ (71,171)
1
Centrally cleared.

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
15 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 16
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
STRATEGIC INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ 994,626 $ 147,237 $ — $ 1,141,863
Money Market Funds 1,828,079 — — 1,828,079
Long-Term Investments:
Asset-Backed Securities — 4,907,795 111,430 5,019,225
Common Stock 49,815 — 29,408 79,223
Corporates — 9,434,428 29,536 9,463,964
Foreign Government Obligations — 24,555 — 24,555
Mortgage-Backed Securities — 12,636,982 79,414 12,716,396
Municipal Bonds — 132,958 — 132,958
Rights — — — —
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 13,124 — 13,124
Interest rate contracts 62,469 55,410 — 117,879
Liabilities:
Foreign currency exchange contracts — (667) — (667)
Interest rate contracts (19,108) (126,581) — (145,689)
Total $ 2,915,881 $ 27,225,241 $ 249,788 $ 30,390,910
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
17 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
STRATEGIC
INCOME FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 115,275 $ 31,230 $ 32,127 $ 85,217
Accrued discounts/premiums — — — —
Realized gain (loss) — — — —
Change in unrealized (depreciation)* (2,853) (1,822) (2,591) (25,033)
Purchases 63 — — 19,230
Sales (1,055) — — —
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2022
$ 111,430 $ 29,408 $ 29,536 $ 79,414
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(32,298) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2022.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
STRATEGIC INCOME FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $63,958 Broker Quote Offered Quote $92.06 $92.06 Increase
Asset-Backed Securities $47,472 Third-Party Vendor Vendor Prices $11.31 $11.31 Increase
Common Stock $29,408 Third-Party Vendor Vendor Prices $28.25 $28.25 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $29,536 Third-Party Vendor Vendor Prices $85.50 $85.50 Increase
Mortgage-Backed
Securities-Non-Agency $79,414 Third-Party Vendor Vendor Prices $4.68 $4.68 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.